Document and Entity Information	12 Months Ended
May 01, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2012
Registrant Name	VIRTUS VARIABLE INSURANCE TRUST
Central Index Key	0000792359
Amendment Flag	false
Document Creation Date	Apr 30, 2013
Document Effective Date	Apr 30, 2013
Prospectus Date	May 1, 2013

VIRTUS CAPITAL GROWTH SERIES
Virtus Capital Growth Series
Fund Summary Investment Objective
The Series has an investment objective of long-term growth of capital.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Capital Growth Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	VIRTUS CAPITAL GROWTH SERIES Class A
Shareholder Fees (fees paid directly from your investment)	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		VIRTUS CAPITAL GROWTH SERIES Class A
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.18%
Total Annual Series Operating Expenses		1.13%
Less: Expense Reimbursements	[2]	(0.10%)
Net Annual Series Operating Expenses	[2]	1.03%
[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.03%, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
VIRTUS CAPITAL GROWTH SERIES Class A	105	349	613	1,366

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The Series invests in a select group of large-cap growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles.

Under normal conditions, the Series invests at least 80% of its assets in equity securities of large capitalization companies. As of the date of this Prospectus, the subadviser considers large capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Growth Index. Generally, the Series invests in approximately 30-50 securities at any given time.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
  Growth Stocks Risk. The risk that the Series’ investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.
  Limited Number of Investments Risk. The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark that reflects the market sectors in which the Series invests (the Russell 1000® Growth Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter: 1Q/2012: 16.59% Worst Quarter: 3Q/2011: -20.30% Year to date (3/31/13): 6.89%
Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS CAPITAL GROWTH SERIES	1 Year	5 Years	10 Years
Class A	13.76%	(0.83%)	4.21%
S&P 500�� Index (does not reflect fees or expenses)	16.00%	1.66%	7.10%
Russell 1000�� Growth Index (does not reflect fees or expenses)	15.26%	3.12%	7.52%

Updated performance information is available at virtus.com or by calling 800-367-5877.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS CAPITAL GROWTH SERIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Capital Growth Series
Objective [Heading]	rr_ObjectiveHeading	Fund Summary Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has an investment objective of long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Capital Growth Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests in a select group of large-cap growth companies believed to be undervalued relative to their future growth potential. The investment strategy emphasizes companies the subadviser believes to have a sustainable competitive advantage, strong management and low financial risk, and to be able to grow over market cycles.

		Under normal conditions, the Series invests at least 80% of its assets in equity securities of large capitalization companies. As of the date of this Prospectus, the subadviser considers large capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of the Russell 1000® Growth Index. Generally, the Series invests in approximately 30-50 securities at any given time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
  Growth Stocks Risk. The risk that the Series’ investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.
  Limited Number of Investments Risk. The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark that reflects the market sectors in which the Series invests (the Russell 1000® Growth Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark that reflects the market sectors in which the Series invests (the Russell 1000® Growth Index).
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1Q/2012: 16.59% Worst Quarter: 3Q/2011: -20.30% Year to date (3/31/13): 6.89%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at virtus.com or by calling 800-367-5877.
VIRTUS CAPITAL GROWTH SERIES | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.13%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	1.03%	[2]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	349
5 Years	rr_ExpenseExampleYear05	613
10 Years	rr_ExpenseExampleYear10	1,366
2003	rr_AnnualReturn2003	26.49%
2004	rr_AnnualReturn2004	4.97%
2005	rr_AnnualReturn2005	3.71%
2006	rr_AnnualReturn2006	3.22%
2007	rr_AnnualReturn2007	10.75%
2008	rr_AnnualReturn2008	(40.78%)
2009	rr_AnnualReturn2009	29.93%
2010	rr_AnnualReturn2010	14.88%
2011	rr_AnnualReturn2011	(4.60%)
2012	rr_AnnualReturn2012	13.76%
Year to Date Return, Label	rr_YearToDateReturnLabel	Yeart to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	6.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.59%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.30%)
1 Year	rr_AverageAnnualReturnYear01	13.76%
5 Years	rr_AverageAnnualReturnYear05	(0.83%)
10 Years	rr_AverageAnnualReturnYear10	4.21%
VIRTUS CAPITAL GROWTH SERIES | S&P 500�� Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
VIRTUS CAPITAL GROWTH SERIES | Russell 1000�� Growth Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.26%
5 Years	rr_AverageAnnualReturnYear05	3.12%
10 Years	rr_AverageAnnualReturnYear10	7.52%

[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.03%, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

VIRTUS GROWTH & INCOME SERIES
Virtus Growth & Income Series
Fund Summary Investment Objectives
The Series has investment objectives of capital appreciation and current income.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Growth & Income Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	VIRTUS GROWTH & INCOME SERIES Class A
Shareholder Fees (fees paid directly from your investment)	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses		VIRTUS GROWTH & INCOME SERIES Class A
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.19%
Total Annual Series Operating Expenses		1.14%
Less: Expense Reimbursements	[2]	(0.16%)
Net Annual Series Operating Expenses	[2]	0.98%
[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98%, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
VIRTUS GROWTH & INCOME SERIES Class A	100	346	612	1,372

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 73% of the average value of its portfolio.
Principal Investment Strategies
A core portfolio, the Series focuses on large-cap U.S. stocks employing a Growth at a Reasonable Price philosophy in the security selection process.

Under normal circumstances, the Series invests at least 65% of its assets in common stocks, and generally the subadviser intends to invest nearly all of the Series’ assets in common stocks. Generally, the Series invests in issuers having capitalizations within the range of companies included in the Russell 1000® Index; however, the Series may invest in mid- and small-cap issuers as well. As of December 31, 2012, the market capitalization of companies included in the Russell 1000® Index was $296.38 million to $499.61 billion.
Principal Risks
The Series may not achieve its objectives, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter: 2Q/2009: 17.78% Worst Quarter: 4Q/2008: -20.13% Year to date (3/31/13): 9.42%
Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS GROWTH & INCOME SERIES	1 Year	5 Years	10 Years
Class A	14.77%	0.46%	6.56%
S&P 500�� Index (does not reflect fees or expenses)	16.00%	1.66%	7.10%

Updated performance information is available at virtus.com or by calling 800-367-5877.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS GROWTH & INCOME SERIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Growth & Income Series
Objective [Heading]	rr_ObjectiveHeading	Fund Summary Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has investment objectives of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Growth & Income Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 73% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	73.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	A core portfolio, the Series focuses on large-cap U.S. stocks employing a Growth at a Reasonable Price philosophy in the security selection process.

		Under normal circumstances, the Series invests at least 65% of its assets in common stocks, and generally the subadviser intends to invest nearly all of the Series’ assets in common stocks. Generally, the Series invests in issuers having capitalizations within the range of companies included in the Russell 1000® Index; however, the Series may invest in mid- and small-cap issuers as well. As of December 31, 2012, the market capitalization of companies included in the Russell 1000® Index was $296.38 million to $499.61 billion.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series may not achieve its objectives, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q/2009: 17.78% Worst Quarter: 4Q/2008: -20.13% Year to date (3/31/13): 9.42%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at virtus.com or by calling 800-367-5877.
VIRTUS GROWTH & INCOME SERIES | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.70%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.14%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.16%)	[2]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	346
5 Years	rr_ExpenseExampleYear05	612
10 Years	rr_ExpenseExampleYear10	1,372
2003	rr_AnnualReturn2003	27.46%
2004	rr_AnnualReturn2004	10.48%
2005	rr_AnnualReturn2005	4.80%
2006	rr_AnnualReturn2006	17.18%
2007	rr_AnnualReturn2007	6.66%
2008	rr_AnnualReturn2008	(34.93%)
2009	rr_AnnualReturn2009	23.50%
2010	rr_AnnualReturn2010	12.83%
2011	rr_AnnualReturn2011	(1.66%)
2012	rr_AnnualReturn2012	14.77%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	9.42%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	17.78%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.13%)
1 Year	rr_AverageAnnualReturnYear01	14.77%
5 Years	rr_AverageAnnualReturnYear05	0.46%
10 Years	rr_AverageAnnualReturnYear10	6.56%
VIRTUS GROWTH & INCOME SERIES | S&P 500�� Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%

[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98%, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

VIRTUS INTERNATIONAL SERIES
Virtus International Series
Fund Summary Investment Objective
The Series has an investment objective of high total return consistent with reasonable risk.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus International Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees VIRTUS INTERNATIONAL SERIES (USD $)	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses VIRTUS INTERNATIONAL SERIES		Class A	Class I
Management Fees		0.74%	0.74%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.18%	0.18%
Total Annual Series Operating Expenses		1.17%	0.92%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS INTERNATIONAL SERIES (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	119	372	644	1,420
Class I	94	293	509	1,131

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 13% of the average value of its portfolio.
Principal Investment Strategies
The Series invests in a diversified portfolio of securities of non-U.S. issuers, including companies, governments, governmental agencies and international organizations, which may be denominated in foreign currencies. The Series may invest in any region of the world, including emerging markets. Under normal circumstances, the Series will invest at least 80% of its assets in non-U.S. issuers located in no fewer than three countries. From time to time, the Series may have more than 25% of its assets invested in any major industrial or developed country.

The Series will invest primarily in common stocks of established non-U.S. companies, as well as preferred stock and depositary receipts, believed to have potential for capital growth, income or both.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Depositary Receipts Risk. The risk that investments in foreign companies through depositary receipts will expose the Series to the same risks as direct investments in securities of foreign issuers.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
  Foreign Investing Risk. The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Preferred Stock Risk. The risk that preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the Series invests (the MSCI EAFE® Index (net)) and a broad-based U.S. market index (the S&P 500® Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter: 2Q/2009: 26.08% Worst Quarter: 4Q/2008: -21.56% Year to date (3/31/13): 3.12%
Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS INTERNATIONAL SERIES	1 Year	5 Years	10 Years
Class A	16.52%	1.49%	11.53%
S&P 500�� Index (does not reflect fees or expenses)	16.00%	1.66%	7.10%
MSCI EAFE�� Index (net) (does not reflect fees or expenses)	17.32%	(3.69%)	8.21%

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

Updated performance information is available at virtus.com or by calling 800-367-5877.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS INTERNATIONAL SERIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus International Series
Objective [Heading]	rr_ObjectiveHeading	Fund Summary Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has an investment objective of high total return consistent with reasonable risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus International Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 13% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	13.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series invests in a diversified portfolio of securities of non-U.S. issuers, including companies, governments, governmental agencies and international organizations, which may be denominated in foreign currencies. The Series may invest in any region of the world, including emerging markets. Under normal circumstances, the Series will invest at least 80% of its assets in non-U.S. issuers located in no fewer than three countries. From time to time, the Series may have more than 25% of its assets invested in any major industrial or developed country.

		The Series will invest primarily in common stocks of established non-U.S. companies, as well as preferred stock and depositary receipts, believed to have potential for capital growth, income or both.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Depositary Receipts Risk. The risk that investments in foreign companies through depositary receipts will expose the Series to the same risks as direct investments in securities of foreign issuers.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
  Foreign Investing Risk. The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Preferred Stock Risk. The risk that preferred stock will decline in price, fail to pay dividends when expected, or be illiquid.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the Series invests (the MSCI EAFE® Index (net)) and a broad-based U.S. market index (the S&P 500® Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index that reflects the market sectors in which the Series invests (the MSCI EAFE® Index (net)) and a broad-based U.S. market index (the S&P 500® Index).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q/2009: 26.08% Worst Quarter: 4Q/2008: -21.56% Year to date (3/31/13): 3.12%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

		Updated performance information is available at virtus.com or by calling 800-367-5877.
VIRTUS INTERNATIONAL SERIES | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
2003	rr_AnnualReturn2003	31.86%
2004	rr_AnnualReturn2004	20.78%
2005	rr_AnnualReturn2005	18.57%
2006	rr_AnnualReturn2006	27.37%
2007	rr_AnnualReturn2007	14.94%
2008	rr_AnnualReturn2008	(38.98%)
2009	rr_AnnualReturn2009	39.87%
2010	rr_AnnualReturn2010	13.47%
2011	rr_AnnualReturn2011	(4.57%)
2012	rr_AnnualReturn2012	16.52%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	3.12%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.56%)
1 Year	rr_AverageAnnualReturnYear01	16.52%
5 Years	rr_AverageAnnualReturnYear05	1.49%
10 Years	rr_AverageAnnualReturnYear10	11.53%
VIRTUS INTERNATIONAL SERIES | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.74%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.18%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	0.92%
1 Year	rr_ExpenseExampleYear01	94
3 Years	rr_ExpenseExampleYear03	293
5 Years	rr_ExpenseExampleYear05	509
10 Years	rr_ExpenseExampleYear10	1,131
VIRTUS INTERNATIONAL SERIES | S&P 500�� Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
VIRTUS INTERNATIONAL SERIES | MSCI EAFE�� Index (net) (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.32%
5 Years	rr_AverageAnnualReturnYear05	(3.69%)
10 Years	rr_AverageAnnualReturnYear10	8.21%

[1]	Restated to reflect current expenses.

VIRTUS MULTI-SECTOR FIXED INCOME SERIES
Virtus Multi-Sector Fixed Income Series
Fund Summary Investment Objective
The Series has an investment objective of long-term total return.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Multi-Sector Fixed Income Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees VIRTUS MULTI-SECTOR FIXED INCOME SERIES (USD $)	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses VIRTUS MULTI-SECTOR FIXED INCOME SERIES		Class A	Class I
Management Fees		0.50%	0.50%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.19%	0.19%
Total Annual Series Operating Expenses		0.94%	0.69%
[1]	Restated to reflect current expenses.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS MULTI-SECTOR FIXED INCOME SERIES (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	96	300	520	1,155
Class I	70	221	384	859

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 85% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to generate high current income and total return by applying extensive credit research and a time-tested approach to capitalize on opportunities across undervalued sectors of the bond market. The portfolio seeks diversification among 14 sectors in order to increase return potential and reduce risk.

Under normal circumstances, the Series invests at least 80% of its assets in fixed income securities. As of the date of this Prospectus, the subadviser intends to invest the Series' assets in the following sectors of fixed income securities:
  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and other pass-through securities;
  Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries (limited to 50% of the Series' assets);
  Investment grade securities; and
  High yield-high risk fixed income securities of U.S. issuers (so called "junk bonds") (limited to 50% of the Series' assets).
The Series may invest in all or some of these sectors.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Foreign Investing Risk. The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the Series’ portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
  Interest Rate Risk. The risk that when interest rates rise, the values of the Series’ debt securities, especially those with longer maturities, will fall.
  Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the Series invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.
  U.S. Government Securities Risk. The risk that the U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter: 2Q/2009: 15.10% Worst Quarter: 4Q/2008: -11.35% Year to date (3/31/13): 1.72%
Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS MULTI-SECTOR FIXED INCOME SERIES	1 Year	5 Years	10 Years
Class A	14.69%	9.21%	7.93%
Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	4.22%	5.95%	5.18%

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

Updated performance information is available at virtus.com or by calling 800-367-5877.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS MULTI-SECTOR FIXED INCOME SERIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Multi-Sector Fixed Income Series
Objective [Heading]	rr_ObjectiveHeading	Fund Summary Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has an investment objective of long-term total return.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Multi-Sector Fixed Income Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	85.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to generate high current income and total return by applying extensive credit research and a time-tested approach to capitalize on opportunities across undervalued sectors of the bond market. The portfolio seeks diversification among 14 sectors in order to increase return potential and reduce risk.

Under normal circumstances, the Series invests at least 80% of its assets in fixed income securities. As of the date of this Prospectus, the subadviser intends to invest the Series' assets in the following sectors of fixed income securities:
  Securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies, authorities or instrumentalities, including collateralized mortgage obligations ("CMOs"), real estate mortgage investment conduits ("REMICs") and other pass-through securities;
  Debt securities issued by foreign issuers, including foreign governments and their political subdivisions and issuers located in emerging market countries (limited to 50% of the Series' assets);
  Investment grade securities; and
  High yield-high risk fixed income securities of U.S. issuers (so called "junk bonds") (limited to 50% of the Series' assets).
		The Series may invest in all or some of these sectors.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Foreign Investing Risk. The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the Series’ portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
  Interest Rate Risk. The risk that when interest rates rise, the values of the Series’ debt securities, especially those with longer maturities, will fall.
  Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the Series invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.
  U.S. Government Securities Risk. The risk that the U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q/2009: 15.10% Worst Quarter: 4Q/2008: -11.35% Year to date (3/31/13): 1.72%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

		Updated performance information is available at virtus.com or by calling 800-367-5877.
VIRTUS MULTI-SECTOR FIXED INCOME SERIES | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	0.94%
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	300
5 Years	rr_ExpenseExampleYear05	520
10 Years	rr_ExpenseExampleYear10	1,155
2003	rr_AnnualReturn2003	14.58%
2004	rr_AnnualReturn2004	6.84%
2005	rr_AnnualReturn2005	1.78%
2006	rr_AnnualReturn2006	6.84%
2007	rr_AnnualReturn2007	3.71%
2008	rr_AnnualReturn2008	(17.93%)
2009	rr_AnnualReturn2009	40.13%
2010	rr_AnnualReturn2010	14.36%
2011	rr_AnnualReturn2011	2.99%
2012	rr_AnnualReturn2012	14.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.72%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(11.35%)
1 Year	rr_AverageAnnualReturnYear01	14.69%
5 Years	rr_AverageAnnualReturnYear05	9.21%
10 Years	rr_AverageAnnualReturnYear10	7.93%
VIRTUS MULTI-SECTOR FIXED INCOME SERIES | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	0.69%
1 Year	rr_ExpenseExampleYear01	70
3 Years	rr_ExpenseExampleYear03	221
5 Years	rr_ExpenseExampleYear05	384
10 Years	rr_ExpenseExampleYear10	859
VIRTUS MULTI-SECTOR FIXED INCOME SERIES | Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%

[1]	Restated to reflect current expenses.

Virtus Premium AlphaSector Series
Virtus Premium AlphaSectorSM Series
Fund Summary Investment Objective
The Series has an investment objective of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Premium AlphaSector Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees Virtus Premium AlphaSector Series (USD $)	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses Virtus Premium AlphaSector Series		Class A	Class I
Management Fees		1.10%	1.10%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.72%	0.72%
Acquired Fund Fees and Expenses		0.18%	0.18%
Total Annual Series Operating Expenses		2.25%	2.00%
Less: Expense Reimbursements	[2]	(0.37%)	(0.37%)
Net Annual Series Operating Expenses	[2]	1.88%	1.63%
[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.70% for Class A Shares and 1.45% for Class I Shares, through April 30, 2014. After April 30, 2014, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Virtus Premium AlphaSector Series (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	191	668	1,171	2,556
Class I	166	592	1,044	2,298

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 272% of the average value of its portfolio.
Principal Investment Strategies
The Series seeks to track the Premium AlphaSectorSM Index (ASRP), a public index published by The NASDAQ OMX Group, Inc. ("NASDAQ"). The Series may invest in exchange-traded funds ("ETFs") and/or securities representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The Series has the flexibility to invest in any combination of the sector ETFs and/or securities, a combination of sector ETFs and/or securities and high-quality short-term securities, or 100% in high-quality short-term securities. The Series may also invest in stocks of primarily large-cap issuers. The Series may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the Series. The Series may also deviate from tracking the Premium AlphaSector Index and/or the model allocation if it is determined that tracking the index and/or the model allocation is likely to violate applicable legal on regulatory restrictions or otherwise result in adverse consequences for the Series.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the ETFs in which the Series invests. The principal risks of investing in the Series are:
  Correlation to Index Risk. The risk that the performance of the Series and its index may vary somewhat due to factors such as fund flows, transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
  Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
  Fund of Funds Risk. The risk that the underlying funds in which the Series invests will expose the Series to negative performance and additional expenses associated with investment in such funds, and increased volatility.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Model Portfolio Risk. The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Series to achieve positive returns or outperform.
  Portfolio Turnover Risk. The risk that the Series’ principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on Series performance.
  Sector Focused Investing Risk. The risk that events negatively affecting a particular industry or market sector in which the Series focuses its investments will cause the value of the Series’ shares to decrease, perhaps significantly. To the extent that the Series invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the Series is more vulnerable to conditions that negatively affect such sectors as compared to a Series that is not significantly invested in such sectors.
  U.S. Government Securities Risk. The risk that U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows the Series’ performance over the life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Return for Class A Shares

Best Quarter: 1Q/2012: 7.93% Worst Quarter: 2Q/2012: -1.07% Year to date (3/31/13): 10.37%
Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns Virtus Premium AlphaSector Series	1 Year	Since Inception	Inception Date
Class A	10.69%	3.01%	Feb 14, 2011
S&P 500�� Index (does not reflect fees or expenses)	16.00%	5.99%	Feb 14, 2011

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

Updated performance information is available at virtus.com or by calling 800-367-5877.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Virtus Premium AlphaSector Series
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Premium AlphaSectorSM Series
Objective [Heading]	rr_ObjectiveHeading	Fund Summary Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has an investment objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Premium AlphaSector Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 272% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	272.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series seeks to track the Premium AlphaSectorSM Index (ASRP), a public index published by The NASDAQ OMX Group, Inc. ("NASDAQ"). The Series may invest in exchange-traded funds ("ETFs") and/or securities representing the primary sectors of the S&P 500® Index and high-quality short-term securities. The primary sectors of the S&P 500® Index represented are: consumer discretionary, consumer staples, energy, financials, healthcare, industrials, materials, technology, and utilities. Allocations are based on a proprietary quantitative model that seeks to evaluate "true" underlying trends within each sector by adjusting for unwarranted price distortions and changing levels of volatility in the market. The Series has the flexibility to invest in any combination of the sector ETFs and/or securities, a combination of sector ETFs and/or securities and high-quality short-term securities, or 100% in high-quality short-term securities. The Series may also invest in stocks of primarily large-cap issuers. The Series may invest in a basket of securities to represent a sector if it determines that investment in the ETF for that sector is not feasible or otherwise not in the best interest of the Series. The Series may also deviate from tracking the Premium AlphaSector Index and/or the model allocation if it is determined that tracking the index and/or the model allocation is likely to violate applicable legal on regulatory restrictions or otherwise result in adverse consequences for the Series.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. In addition, you will also be subject to the risks associated with the principal investment strategies of the ETFs in which the Series invests. The principal risks of investing in the Series are:
  Correlation to Index Risk. The risk that the performance of the Series and its index may vary somewhat due to factors such as fund flows, transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
  Exchange-Traded Funds (ETFs) Risk. The risk that the value of an ETF will be more volatile than the underlying portfolio of securities the ETF is designed to track, or that the costs to the Series of owning shares of the ETF will exceed those the Series would incur by investing in such securities directly.
  Fund of Funds Risk. The risk that the underlying funds in which the Series invests will expose the Series to negative performance and additional expenses associated with investment in such funds, and increased volatility.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Model Portfolio Risk. The risk that investments selected using quantitative models may perform differently from the market as a whole or from their expected performance. There can be no assurance that use of a quantitative model will enable the Series to achieve positive returns or outperform.
  Portfolio Turnover Risk. The risk that the Series’ principal investment strategies will result in a consistently high portfolio turnover rate. See the “Portfolio Turnover” section above for more information about the impact that portfolio turnover can have on Series performance.
  Sector Focused Investing Risk. The risk that events negatively affecting a particular industry or market sector in which the Series focuses its investments will cause the value of the Series’ shares to decrease, perhaps significantly. To the extent that the Series invests a significant portion of its portfolio in ETFs representing one or more of the primary sectors of the S&P 500® Index (such as consumer discretionary, energy, healthcare) or in an ETF representing U.S. Treasuries, the Series is more vulnerable to conditions that negatively affect such sectors as compared to a Series that is not significantly invested in such sectors.
  U.S. Government Securities Risk. The risk that U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows the Series’ performance over the life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based market index. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows the Series’ performance over the life of the Series. The table shows how the Series’ average annual returns compare to those of a broad-based market index.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Return for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 1Q/2012: 7.93% Worst Quarter: 2Q/2012: -1.07% Year to date (3/31/13): 10.37%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

		Updated performance information is available at virtus.com or by calling 800-367-5877.
Virtus Premium AlphaSector Series | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	2.25%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	1.88%	[2]
1 Year	rr_ExpenseExampleYear01	191
3 Years	rr_ExpenseExampleYear03	668
5 Years	rr_ExpenseExampleYear05	1,171
10 Years	rr_ExpenseExampleYear10	2,556
2012	rr_AnnualReturn2012	10.69%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.37%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.07%)
1 Year	rr_AverageAnnualReturnYear01	10.69%
Since Inception	rr_AverageAnnualReturnSinceInception	3.01%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2011
Virtus Premium AlphaSector Series | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.72%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.18%
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	2.00%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.37%)	[2]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	1.63%	[2]
1 Year	rr_ExpenseExampleYear01	166
3 Years	rr_ExpenseExampleYear03	592
5 Years	rr_ExpenseExampleYear05	1,044
10 Years	rr_ExpenseExampleYear10	2,298
Virtus Premium AlphaSector Series | S&P 500�� Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
Since Inception	rr_AverageAnnualReturnSinceInception	5.99%
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 14, 2011

[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.70% for Class A Shares and 1.45% for Class I Shares, through April 30, 2014. After April 30, 2014, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the fiscal year in which such reimbursement occurred.

VIRTUS REAL ESTATE SECURITIES SERIES
Virtus Real Estate Securities Series
Fund Summary Investment Objective
The Series has investment objectives of capital appreciation and income with approximately equal emphasis.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Real Estate Securities Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees VIRTUS REAL ESTATE SECURITIES SERIES (USD $)	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses VIRTUS REAL ESTATE SECURITIES SERIES		Class A	Class I
Management Fees		0.75%	0.75%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.20%	0.20%
Total Annual Series Operating Expenses		1.20%	0.95%
Less: Expense Reimbursements	[2]	(0.04%)	(0.04%)
Net Annual Series Operating Expenses	[2]	1.16%	0.91%
[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.16% for Class A Shares and 0.91% for Class I Shares, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS REAL ESTATE SECURITIES SERIES (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	118	377	656	1,451
Class I	93	299	522	1,163

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 18% of the average value of its portfolio.
Principal Investment Strategies
The Series offers exposure to the equity real estate investment trust (REITs) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The Series concentrates its assets in the real estate industry and is non-diversified under Federal securities laws.
Principal Risks
The Series may not achieve its objectives, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Equity REIT Securities Risk. The risk that, in addition to the risks associated with investing in the real estate industry, the value of the Series’ shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Industry/Sector Concentration Risk. The risk that the events negatively affecting the real estate industry will cause the value of the Series’ shares to decrease, perhaps significantly. Since the Series concentrates its assets in the real estate industry, the Series is more vulnerable to conditions that negatively affect that industry as compared to a fund that does not so concentrate its holdings.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Non-Diversification Risk. The risk that the Series will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the Series’ assets.
  Real Estate Investment Risk. The risk that the value of the Series’ shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark that reflects the market sectors in which the Series invests (the FTSE NAREIT Equity REITs Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter: 3Q/2009: 33.37% Worst Quarter: 4Q2/2008: -38.56% Year to date: (3/31/13): 5.36%
Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS REAL ESTATE SECURITIES SERIES	1 Year	5 Years	10 Years
Class A	16.98%	6.04%	12.75%
S&P 500�� Index (does not reflect fees or expenses)	16.00%	1.66%	7.10%
FTSE NAREIT Equity REITs Index (does not reflect fees or expenses)	18.06%	5.45%	11.63%

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

Updated performance information is available at virtus.com or by calling 800-367-5877.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS REAL ESTATE SECURITIES SERIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Real Estate Securities Series
Objective [Heading]	rr_ObjectiveHeading	Fund Summary Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has investment objectives of capital appreciation and income with approximately equal emphasis.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Real Estate Securities Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 18% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series offers exposure to the equity real estate investment trust (REITs) market utilizing a Growth at a Reasonable Price style with macroeconomic and fundamental security analysis to identify the most attractive investment candidates. The subadviser believes the value of a REIT extends beyond the value of the underlying real estate and that through fundamental research, it can uncover and exploit inefficiencies in the market.

		Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The Series concentrates its assets in the real estate industry and is non-diversified under Federal securities laws.
Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	Under normal circumstances, the Series invests at least 80% of its assets in publicly-traded REITs and companies that are principally engaged in the real estate industry. The Series concentrates its assets in the real estate industry and is non-diversified under Federal securities laws.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series may not achieve its objectives, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Equity REIT Securities Risk. The risk that, in addition to the risks associated with investing in the real estate industry, the value of the Series’ shares will be negatively affected by factors specific to investing through a pooled vehicle, such as through poor management of the REIT or REIT-like entity, concentration risk, or other risks typically associated with investing in small or medium market capitalization companies.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Industry/Sector Concentration Risk. The risk that the events negatively affecting the real estate industry will cause the value of the Series’ shares to decrease, perhaps significantly. Since the Series concentrates its assets in the real estate industry, the Series is more vulnerable to conditions that negatively affect that industry as compared to a fund that does not so concentrate its holdings.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Non-Diversification Risk. The risk that the Series will be more susceptible to factors negatively impacting the securities in its portfolio to the extent that each such security represents a significant portion of the Series’ assets.
  Real Estate Investment Risk. The risk that the value of the Series’ shares will be negatively affected by changes in real estate values or economic conditions, credit risk and interest rate fluctuations, and changes in the value of the underlying real estate and defaults by borrowers.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Series concentrates its assets in the real estate industry and is non-diversified under Federal securities laws.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark that reflects the market sectors in which the Series invests (the FTSE NAREIT Equity REITs Index). The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark that reflects the market sectors in which the Series invests (the FTSE NAREIT Equity REITs Index).
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 3Q/2009: 33.37% Worst Quarter: 4Q2/2008: -38.56% Year to date: (3/31/13): 5.36%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

		Updated performance information is available at virtus.com or by calling 800-367-5877.
VIRTUS REAL ESTATE SECURITIES SERIES | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.20%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	1.16%	[2]
1 Year	rr_ExpenseExampleYear01	118
3 Years	rr_ExpenseExampleYear03	377
5 Years	rr_ExpenseExampleYear05	656
10 Years	rr_ExpenseExampleYear10	1,451
2003	rr_AnnualReturn2003	38.27%
2004	rr_AnnualReturn2004	34.69%
2005	rr_AnnualReturn2005	15.10%
2006	rr_AnnualReturn2006	37.07%
2007	rr_AnnualReturn2007	(15.71%)
2008	rr_AnnualReturn2008	(36.88%)
2009	rr_AnnualReturn2009	29.11%
2010	rr_AnnualReturn2010	28.00%
2011	rr_AnnualReturn2011	9.87%
2012	rr_AnnualReturn2012	16.98%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.36%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.37%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(38.56%)
1 Year	rr_AverageAnnualReturnYear01	16.98%
5 Years	rr_AverageAnnualReturnYear05	6.04%
10 Years	rr_AverageAnnualReturnYear10	12.75%
VIRTUS REAL ESTATE SECURITIES SERIES | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.20%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	0.95%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[2]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	0.91%	[2]
1 Year	rr_ExpenseExampleYear01	93
3 Years	rr_ExpenseExampleYear03	299
5 Years	rr_ExpenseExampleYear05	522
10 Years	rr_ExpenseExampleYear10	1,163
VIRTUS REAL ESTATE SECURITIES SERIES | S&P 500�� Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
VIRTUS REAL ESTATE SECURITIES SERIES | FTSE NAREIT Equity REITs Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.06%
5 Years	rr_AverageAnnualReturnYear05	5.45%
10 Years	rr_AverageAnnualReturnYear10	11.63%

[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.16% for Class A Shares and 0.91% for Class I Shares, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

VIRTUS SMALL-CAP GROWTH SERIES
Virtus Small-Cap Growth Series
Fund Summary Investment Objective
The Series has an investment objective of long-term capital growth.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Small-Cap Growth Series. The table does not include any fees or sales charges under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees VIRTUS SMALL-CAP GROWTH SERIES (USD $)	Class A	Class I
Shareholder Fees (fees paid directly from your investment)	none	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses VIRTUS SMALL-CAP GROWTH SERIES		Class A	Class I
Management Fees		0.85%	0.85%
Distribution and/or Service (12b-1) Fees		0.25%	none
Other Expenses	[1]	0.22%	0.22%
Total Annual Series Operating Expenses		1.32%	1.07%
Less: Expense Reimbursements	[2]	(0.13%)	(0.13%)
Net Annual Series Operating Expenses	[2]	1.19%	0.94%
[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.19% for Class A Shares and 0.94% for Class I Shares, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example VIRTUS SMALL-CAP GROWTH SERIES (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	121	406	711	1,579
Class I	96	327	578	1,294

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 16% of the average value of its portfolio.
Principal Investment Strategies
The Series pursues long-term capital appreciation in the small-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The Series invests in a select group of small-cap companies that the subadviser believes to be growth companies and undervalued relative to their future growth potential. The investment strategy emphasizes companies assessed by the subadviser as having a competitive advantage, strong management and low financial risk and as able to grow over market cycles, despite their discounted valuations.

Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Growth Index. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2012, the market capitalization range of companies included in the Russell 2000® Growth Index was $27 million to $4.7 billion. Generally, the Series invests in approximately 20-35 securities at any given time.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
  Growth Stocks Risk. The risk that the Series’ investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.
  Limited Number of Investments Risk. The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Small Market Capitalization Companies Risk. The risk that the Series’ investments in small market capitalization companies will increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark (the Russell 2000® Growth Index) that reflects the market sectors in which the Series invests®. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter: 2Q/2003: 27.79% Worst Quarter: 4Q/2008: -25.51% Year to date: (3/31/13): 11.81%
Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS SMALL-CAP GROWTH SERIES	1 Year	5 Years	10 Years
Class A	11.81%	(0.05%)	9.62%
S&P 500�� Index (does not reflect fees or expenses)	16.00%	1.66%	7.10%
Russell 2000�� Growth Index (does not reflect fees or expenses)	14.59%	3.49%	9.80%

Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

Updated performance information is available at virtus.com or by calling 800-367-5877.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS SMALL-CAP GROWTH SERIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Small-Cap Growth Series
Objective [Heading]	rr_ObjectiveHeading	Fund Summary Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has an investment objective of long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Small-Cap Growth Series. The table does not include any fees or sales charges under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 16% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series pursues long-term capital appreciation in the small-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The Series invests in a select group of small-cap companies that the subadviser believes to be growth companies and undervalued relative to their future growth potential. The investment strategy emphasizes companies assessed by the subadviser as having a competitive advantage, strong management and low financial risk and as able to grow over market cycles, despite their discounted valuations.

		Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Growth Index. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2012, the market capitalization range of companies included in the Russell 2000® Growth Index was $27 million to $4.7 billion. Generally, the Series invests in approximately 20-35 securities at any given time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
  Growth Stocks Risk. The risk that the Series’ investments in growth stocks will be more volatile than investments in other types of stocks, or will perform differently from the market as a whole and from other types of stocks.
  Limited Number of Investments Risk. The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would a fund holding a greater number of securities.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Small Market Capitalization Companies Risk. The risk that the Series’ investments in small market capitalization companies will increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark (the Russell 2000® Growth Index) that reflects the market sectors in which the Series invests®. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark (the Russell 2000® Growth Index) that reflects the market sectors in which the Series invests®.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q/2003: 27.79% Worst Quarter: 4Q/2008: -25.51% Year to date: (3/31/13): 11.81%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Class I Shares have not had a full calendar year of investment operations; therefore, performance information for Class I Shares is not included here. However, the returns for Class I Shares would have been substantially similar to those shown because Class I Shares and Class A Shares are invested in the same portfolio of securities. Class A Shares pay distribution and services (12b-1) fees and Class I Shares do not; therefore, had the Class I Shares been operational during the periods shown, investment performance would have been higher than for Class A Shares.

		Updated performance information is available at virtus.com or by calling 800-367-5877.
VIRTUS SMALL-CAP GROWTH SERIES | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.32%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	1.19%	[2]
1 Year	rr_ExpenseExampleYear01	121
3 Years	rr_ExpenseExampleYear03	406
5 Years	rr_ExpenseExampleYear05	711
10 Years	rr_ExpenseExampleYear10	1,579
2003	rr_AnnualReturn2003	53.38%
2004	rr_AnnualReturn2004	2.12%
2005	rr_AnnualReturn2005	15.64%
2006	rr_AnnualReturn2006	19.45%
2007	rr_AnnualReturn2007	16.10%
2008	rr_AnnualReturn2008	(44.92%)
2009	rr_AnnualReturn2009	22.39%
2010	rr_AnnualReturn2010	13.53%
2011	rr_AnnualReturn2011	16.59%
2012	rr_AnnualReturn2012	11.81%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	11.81%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	27.79%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.51%)
1 Year	rr_AverageAnnualReturnYear01	11.81%
5 Years	rr_AverageAnnualReturnYear05	(0.05%)
10 Years	rr_AverageAnnualReturnYear10	9.62%
VIRTUS SMALL-CAP GROWTH SERIES | Class I
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.85%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.22%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.07%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.13%)	[2]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	0.94%	[2]
1 Year	rr_ExpenseExampleYear01	96
3 Years	rr_ExpenseExampleYear03	327
5 Years	rr_ExpenseExampleYear05	578
10 Years	rr_ExpenseExampleYear10	1,294
VIRTUS SMALL-CAP GROWTH SERIES | S&P 500�� Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
VIRTUS SMALL-CAP GROWTH SERIES | Russell 2000�� Growth Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	14.59%
5 Years	rr_AverageAnnualReturnYear05	3.49%
10 Years	rr_AverageAnnualReturnYear10	9.80%

[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.19% for Class A Shares and 0.94% for Class I Shares, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

VIRTUS SMALL-CAP VALUE SERIES
Virtus Small-Cap Value Series
Fund Summary Investment Objective
The Series has an investment objective of long-term capital appreciation.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Small-Cap Value Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	VIRTUS SMALL-CAP VALUE SERIES Class A
Shareholder Fees (fees paid directly from your investment)	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		VIRTUS SMALL-CAP VALUE SERIES Class A
Management Fees		0.90%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.19%
Total Annual Series Operating Expenses		1.34%
Less: Expense Reimbursements	[2]	(0.14%)
Net Annual Series Operating Expenses	[2]	1.20%
[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.20%, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
VIRTUS SMALL-CAP VALUE SERIES Class A	122	411	721	1,600

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 17% of the average value of its portfolio.
Principal Investment Strategies
The Series pursues long-term capital appreciation in the small-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The Series invests in a select group of small-cap companies that the subadviser believes to be value companies and undervalued relative to their future growth potential. The investment strategy emphasizes companies assessed by the subadviser as having a competitive advantage, strong management and low financial risk and as able to grow over market cycles, despite their discounted valuations.

Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Value Index. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2012, the market capitalization range of companies included in the Russell 2000® Value Index was $45 million to $4.7 billion. Generally, the Series invests in approximately 20-35 securities at any given time.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
  Limited Number of Investments Risk. The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would the Series holding a greater number of securities.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Small Market Capitalization Companies Risk. The risk that the Series’ investments in small market capitalization companies will increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.
  Value Stocks Risk. The risk that the Series will underperform when value investing is out of favor or that the Series’ investments will not appreciate in value as anticipated.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark (the Russell 2000® Value Index) that reflects the market sectors in which the Series invests. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter: 2Q/2003: 21.15% Worst Quarter: 4Q/2008: -29.64% Year to date: (3/31/13): 10.90%
Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS SMALL-CAP VALUE SERIES	1 Year	5 Years	10 Years
Class A	8.13%	(0.08%)	8.00%
S&P 500�� Index (does not reflect fees or expenses)	16.00%	1.66%	7.10%
Russell 2000�� Value Index (does not reflect fees or expenses)	18.05%	3.55%	9.50%

Updated performance information is available at virtus.com or by calling 800-367-5877.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS SMALL-CAP VALUE SERIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Small-Cap Value Series
Objective [Heading]	rr_ObjectiveHeading	Fund Summary Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has an investment objective of long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Small-Cap Value Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 17% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	17.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Series pursues long-term capital appreciation in the small-cap sector while seeking to provide the risk characteristics of the less volatile large-cap S&P 500® Index. The Series invests in a select group of small-cap companies that the subadviser believes to be value companies and undervalued relative to their future growth potential. The investment strategy emphasizes companies assessed by the subadviser as having a competitive advantage, strong management and low financial risk and as able to grow over market cycles, despite their discounted valuations.

		Under normal circumstances, the Series invests at least 80% of its assets in common stocks of small capitalization companies. As of the date of this Prospectus, the subadviser considers small capitalization companies for this purpose to be those companies that, at the time of initial purchase, have market capitalizations within the range of companies included in the Russell 2000® Value Index. Because small capitalization companies are defined by reference to an index, the market capitalization of companies in which the Series invests may vary with market conditions. As of December 31, 2012, the market capitalization range of companies included in the Russell 2000® Value Index was $45 million to $4.7 billion. Generally, the Series invests in approximately 20-35 securities at any given time.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadviser expects. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods.
  Limited Number of Investments Risk. The risk that the Series’ portfolio will be more susceptible to factors adversely affecting issuers of securities in the Series’ portfolio than would the Series holding a greater number of securities.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Small Market Capitalization Companies Risk. The risk that the Series’ investments in small market capitalization companies will increase the volatility and risk of loss to the Series, as compared with investments in larger, more established companies.
  Value Stocks Risk. The risk that the Series will underperform when value investing is out of favor or that the Series’ investments will not appreciate in value as anticipated.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark (the Russell 2000® Value Index) that reflects the market sectors in which the Series invests. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of a broad-based securities market index (the S&P 500® Index) and a more narrowly based benchmark (the Russell 2000® Value Index)
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	virtus.com
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class A Shares
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q/2003: 21.15% Worst Quarter: 4Q/2008: -29.64% Year to date: (3/31/13): 10.90%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at virtus.com or by calling 800-367-5877.
VIRTUS SMALL-CAP VALUE SERIES | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.90%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.34%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.14%)	[2]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	1.20%	[2]
1 Year	rr_ExpenseExampleYear01	122
3 Years	rr_ExpenseExampleYear03	411
5 Years	rr_ExpenseExampleYear05	721
10 Years	rr_ExpenseExampleYear10	1,600
2003	rr_AnnualReturn2003	43.86%
2004	rr_AnnualReturn2004	22.67%
2005	rr_AnnualReturn2005	7.46%
2006	rr_AnnualReturn2006	16.75%
2007	rr_AnnualReturn2007	(2.10%)
2008	rr_AnnualReturn2008	(37.91%)
2009	rr_AnnualReturn2009	20.90%
2010	rr_AnnualReturn2010	17.40%
2011	rr_AnnualReturn2011	4.54%
2012	rr_AnnualReturn2012	8.13%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date:
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	10.90%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.64%)
1 Year	rr_AverageAnnualReturnYear01	8.13%
5 Years	rr_AverageAnnualReturnYear05	(0.08%)
10 Years	rr_AverageAnnualReturnYear10	8.00%
VIRTUS SMALL-CAP VALUE SERIES | S&P 500�� Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
VIRTUS SMALL-CAP VALUE SERIES | Russell 2000�� Value Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	18.05%
5 Years	rr_AverageAnnualReturnYear05	3.55%
10 Years	rr_AverageAnnualReturnYear10	9.50%

[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 1.20%, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

VIRTUS STRATEGIC ALLOCATION SERIES
Virtus Strategic Allocation Series
Fund Summary Investment Objective
The Series has an investment objective of high total return over an extended period of time consistent with prudent investment risk.
Fees and Expenses
The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Strategic Allocation Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees (fees paid directly from your investment):
Shareholder Fees (USD $)	VIRTUS STRATEGIC ALLOCATION SERIES Class A
Shareholder Fees (fees paid directly from your investment)	none

Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Annual Fund Operating Expenses		VIRTUS STRATEGIC ALLOCATION SERIES Class A
Management Fees		0.60%
Distribution and/or Service (12b-1) Fees		0.25%
Other Expenses	[1]	0.19%
Total Annual Series Operating Expenses		1.04%
Less: Expense Reimbursements	[2]	(0.06%)
Net Annual Series Operating Expenses	[2]	0.98%
[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98%, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Example
This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
VIRTUS STRATEGIC ALLOCATION SERIES Class A	100	325	568	1,266

Portfolio Turnover
The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 72% of the average value of its portfolio.
Principal Investment Strategies
The adviser and subadvisers will jointly allocate investments of the Series among three market segments—stock, bond and money market.

The adviser and subadvisers will jointly adjust the mix of investments among the three market segments to capitalize on perceived variations in potential returns as economic and financial conditions change.

The Series may invest 0-100% in any one market segment.

For the Series' equity allocation, Euclid Advisors LLC ("Euclid") focuses on large-cap U.S. stocks employing a Growth at Reasonable Price philosophy in the security selection process. For the fixed income allocation, Newfleet Asset Management, LLC ("Newfleet") employs a sector rotation approach and seeks to adjust the fixed income portion of the Series' investment in various sectors and the selections within sectors to obtain higher relative returns.

Investments in the money market segment will be for the purpose of attempting to achieve high current income, the preservation of capital, and liquidity. This segment is managed by Euclid.
Principal Risks
The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Foreign Investing Risk. The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the Series’ portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
  Interest Rate Risk. The risk that when interest rates rise, the values of the Series’ debt securities, especially those with longer maturities, will fall.
  Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the Series invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.
  U.S. Government Securities Risk. The risk that the U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Performance
The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of two broad-based securities market indices (the S&P 500® Index and the Barclays U.S. Aggregate Bond Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Calendar Year Annual Total Returns for Class A Shares

Best Quarter: 2Q/2009: 13.28% Worst Quarter: 4Q/2008: -14.29% Year to date (3/31/13): 5.86%
Average Annual Total Returns (for the periods ended 12/31/12)
Average Annual Total Returns VIRTUS STRATEGIC ALLOCATION SERIES	1 Year	5 Years	10 Years
Class A	13.42%	3.97%	6.64%
S&P 500�� Index (does not reflect fees or expenses)	16.00%	1.66%	7.10%
Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	4.22%	5.95%	5.18%
Composite: 60% S&P 500�� Index/40% Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)	11.31%	3.81%	6.62%

Updated performance information is available at virtus.com or by calling 800-367-5877.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
VIRTUS STRATEGIC ALLOCATION SERIES
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Virtus Strategic Allocation Series
Objective [Heading]	rr_ObjectiveHeading	Fund Summary Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Series has an investment objective of high total return over an extended period of time consistent with prudent investment risk.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses you may pay if you buy and hold shares of the Virtus Strategic Allocation Series. The table does not include any fees or sales charges imposed under the variable contracts for which the Series is an investment option. If they were included, your costs would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Series Operating Expenses (expenses that you pay each year as a percentage of the value of your investment.)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2014
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Series pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in Annual Series Operating Expenses or in the Example, affect the Series’ performance. During the most recent fiscal year, the Series’ portfolio turnover rate was 72% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	72.00%
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Restated to reflect current expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Series with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Series for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Series’ total operating expenses remain the same. The example does not reflect variable contract fees and charges, and if it did, the costs shown would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The adviser and subadvisers will jointly allocate investments of the Series among three market segments—stock, bond and money market.

The adviser and subadvisers will jointly adjust the mix of investments among the three market segments to capitalize on perceived variations in potential returns as economic and financial conditions change.

The Series may invest 0-100% in any one market segment.

For the Series' equity allocation, Euclid Advisors LLC ("Euclid") focuses on large-cap U.S. stocks employing a Growth at Reasonable Price philosophy in the security selection process. For the fixed income allocation, Newfleet Asset Management, LLC ("Newfleet") employs a sector rotation approach and seeks to adjust the fixed income portion of the Series' investment in various sectors and the selections within sectors to obtain higher relative returns.

		Investments in the money market segment will be for the purpose of attempting to achieve high current income, the preservation of capital, and liquidity. This segment is managed by Euclid.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The Series may not achieve its objective, and it is not intended to be a complete investment program. The value of the Series’ investments that supports your share value may decrease. If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money. Investment values can decrease for a number of reasons. Conditions affecting the overall economy, specific industries or companies in which the Series invests can be worse than expected, and investments may fail to perform as the subadvisers expect. As a result, the value of your shares may decrease. The principal risks of investing in the Series are:
  Credit Risk. The risk that the issuer of a security will fail to pay interest or principal in a timely manner, or that negative perceptions of the issuer’s ability to make such payments will cause the price of the security to decline.
  Emerging Market Investing Risk. The risk that prices of emerging markets securities will be more volatile, or will be more greatly affected by negative conditions, than those of their counterparts in more established foreign markets.
  Equity Securities Risk. The risk that events negatively affecting issuers, industries or financial markets in which the Series invests will impact the value of the stocks held by the Series and thus, the value of the Series’ shares over short or extended periods. Investments in smaller companies may be more volatile than investments in larger companies.
  Foreign Investing Risk. The risk that the prices of foreign securities in the Series’ portfolio will be more volatile than those of domestic securities, or will be negatively affected by economic, political or other developments.
  High Yield-High Risk Fixed Income Securities (Junk Bonds) Risk. The risk that the issuers of high yield-high risk securities in the Series’ portfolio will default, that the prices of such securities will be volatile, and that the securities will not be liquid.
  Interest Rate Risk. The risk that when interest rates rise, the values of the Series’ debt securities, especially those with longer maturities, will fall.
  Long-Term Maturities/Durations Risk. The risk of greater price fluctuations than would be associated with securities having shorter maturities or durations.
  Market Volatility Risk. The risk that the value of the securities in which the Series invests may go up or down in response to the prospects of individual companies and/or general economic conditions. Price changes may be temporary or may last for extended periods.
  Mortgage-Backed and Asset-Backed Securities Risk. The risk that changes in interest rates will cause both extension and prepayment risks for mortgage-backed and asset-backed securities in which the Series invests, or that an impairment of the value of collateral underlying such securities will cause the value of the securities to decrease.
  U.S. Government Securities Risk. The risk that the U.S. Government securities in the Series’ portfolio will be subject to price fluctuations, or that an agency or instrumentality will default on an obligation not backed by the full faith and credit of the United States.

Risk Lose Money [Text]	rr_RiskLoseMoney	If between the time you purchase shares and the time you sell shares the value of the Series’ investments decreases, you will lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide some indication of the risks of investing in the Series. The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of two broad-based securities market indices (the S&P 500® Index and the Barclays U.S. Aggregate Bond Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series. The Series’ past performance is not necessarily an indication of how the Series will perform in the future. The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart shows changes in the Series’ performance from year to year over a 10-year period. The table shows how the Series’ average annual returns compare to those of two broad-based securities market indices (the S&P 500® Index and the Barclays U.S. Aggregate Bond Index) and a composite benchmark that reflects a hypothetical asset allocation among market sectors for the Series.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-367-5877
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.virtus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Series’ past performance is not necessarily an indication of how the Series will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Annual Total Returns for Class A Shares
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The Series’ returns in the chart and table do not reflect the deduction of any separate account or variable contract charges. The returns would have been less than those shown if such charges were deducted.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter: 2Q/2009: 13.28% Worst Quarter: 4Q/2008: -14.29% Year to date (3/31/13): 5.86%
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (for the periods ended 12/31/12)
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available at virtus.com or by calling 800-367-5877.
VIRTUS STRATEGIC ALLOCATION SERIES | Class A
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	0.60%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.19%	[1]
Total Annual Series Operating Expenses	rr_ExpensesOverAssets	1.04%
Less: Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[2]
Net Annual Series Operating Expenses	rr_NetExpensesOverAssets	0.98%	[2]
1 Year	rr_ExpenseExampleYear01	100
3 Years	rr_ExpenseExampleYear03	325
5 Years	rr_ExpenseExampleYear05	568
10 Years	rr_ExpenseExampleYear10	1,266
Annual Return 2003	rr_AnnualReturn2003	19.87%
Annual Return 2004	rr_AnnualReturn2004	7.46%
Annual Return 2005	rr_AnnualReturn2005	1.79%
Annual Return 2006	rr_AnnualReturn2006	12.69%
Annual Return 2007	rr_AnnualReturn2007	5.98%
Annual Return 2008	rr_AnnualReturn2008	(25.45%)
Annual Return 2009	rr_AnnualReturn2009	24.51%
Annual Return 2010	rr_AnnualReturn2010	13.20%
Annual Return 2011	rr_AnnualReturn2011	1.91%
Annual Return 2012	rr_AnnualReturn2012	13.42%
Year to Date Return, Label	rr_YearToDateReturnLabel	Year to date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Mar 31, 2013
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.86%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(14.29%)
1 Year	rr_AverageAnnualReturnYear01	13.42%
5 Years	rr_AverageAnnualReturnYear05	3.97%
10 Years	rr_AverageAnnualReturnYear10	6.64%
VIRTUS STRATEGIC ALLOCATION SERIES | S&P 500�� Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
VIRTUS STRATEGIC ALLOCATION SERIES | Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.22%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	5.18%
VIRTUS STRATEGIC ALLOCATION SERIES | Composite: 60% S&P 500�� Index/40% Barclays U.S. Aggregate Bond Index (does not reflect fees or expenses)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.31%
5 Years	rr_AverageAnnualReturnYear05	3.81%
10 Years	rr_AverageAnnualReturnYear10	6.62%

[1]	Restated to reflect current expenses.
[2]	The Series' investment adviser has contractually agreed to limit the Series' total annual operating expenses (excluding interest, taxes, extraordinary expenses, and acquired fund fees and expenses, if any) so that such expenses do not exceed 0.98%, through April 30, 2014. After April 30, 2014, the adviser may discontinue this expense reimbursement arrangement at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under an expense reimbursement arrangement for a period of three years following the fiscal year in which such reimbursement occurred.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	VIRTUS VARIABLE INSURANCE TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2013
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2013